Segment Reporting - Summary of Net Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 1,007	$ 549
Cost of revenue	(327)	(306)
Employee costs	(19,081)	(5,700)
Technology costs	(2,417)	(360)
Depreciation and amortization	(191)	(253)	$ (886)	$ (2,040)
Net interest (income)/expense	399	(229)
Fair value changes and financing charges	(109,530)	(8,166)
Other segment items	(17,621)	(2,278)
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)